Schedule of Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Sonnet BioTherapeutics Holdings, Inc. [Member]
Operating cash flow from operating lease	$ 93,614	$ 79,259